THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.2%

	Shares	Value
CONSUMER DISCRETIONARY — 22.2%
Boot Barn Holdings *	105,317	$15,989,227
Dorman Products *	103,822	13,450,140
Murphy USA	23,874	11,978,780
Oxford Industries	106,682	8,404,408
Polaris	97,144	5,597,437
Thor Industries	59,184	5,664,501
		61,084,493
CONSUMER STAPLES — 11.0%
Boston Beer, Cl A *	40,363	12,108,093
Darling Ingredients *	537,798	18,118,414
		30,226,507
FINANCIALS — 4.8%
Live Oak Bancshares	332,742	13,159,946

HEALTH CARE — 6.4%
US Physical Therapy	199,551	17,702,169

INDUSTRIALS — 31.4%
AGCO	151,591	14,170,727
Armstrong World Industries	85,601	12,097,989
Brink's	206,365	19,144,481
Dycom Industries *	77,267	13,449,094
Enerpac Tool Group, Cl A	352,211	14,472,350
Timken	181,313	12,940,309
		86,274,950
INFORMATION TECHNOLOGY — 8.8%
Advanced Energy Industries	48,315	5,586,663

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
SMALL CAP FUND
DECEMBER 31, 2024
(UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value
INFORMATION TECHNOLOGY — (continued)
Belden	165,278	$18,611,956
		24,198,619
MATERIALS — 13.6%
Ingevity *	236,884	9,653,023
Louisiana-Pacific	165,717	17,159,996
Stepan	166,146	10,749,646
		37,562,665

TOTAL COMMON STOCK
(Cost $232,900,396)		270,209,349

TOTAL INVESTMENTS— 98.2%
(Cost $232,900,396)		$270,209,349

Percentages are based on Net Assets of $275,151,889.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 96.4%

	Shares	Value
CONSUMER DISCRETIONARY — 16.0%
Boot Barn Holdings *	16,885	$2,563,481
Floor & Decor Holdings, Cl A *	12,601	1,256,320
Murphy USA	4,332	2,173,581
Polaris	17,623	1,015,437
Thor Industries	10,551	1,009,836
		8,018,655
CONSUMER STAPLES — 11.0%
Boston Beer, Cl A *	7,675	2,302,347
Darling Ingredients *	95,303	3,210,758
		5,513,105
HEALTH CARE — 6.0%
US Physical Therapy	34,003	3,016,406

INDUSTRIALS — 47.9%
AGCO	20,976	1,960,836
API Group *	54,367	1,955,581
Armstrong World Industries	14,531	2,053,666
Brink's	30,870	2,863,810
Broadridge Financial Solutions	14,567	3,293,453
Dycom Industries *	12,499	2,175,576
Generac Holdings *	13,223	2,050,226
Timken	30,562	2,181,210
Trex *	17,301	1,194,288
Valmont Industries	6,318	1,937,541
Watsco	4,976	2,358,077
		24,024,264
INFORMATION TECHNOLOGY — 6.1%
Belden	26,992	3,039,569

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN
U.S. EQUITY FUND
DECEMBER 31, 2024
(UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value
MATERIALS — 9.4%
Ingevity *	41,829	$1,704,532
Louisiana-Pacific	28,843	2,986,692
		4,691,224

TOTAL COMMON STOCK
(Cost $39,334,088)		48,303,223

TOTAL INVESTMENTS— 96.4%
(Cost $39,334,088)		$48,303,223

Percentages are based on Net Assets of $50,097,727.

*	Non-income producing security.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

SAM-QH-001-0800